Notes Payable (Details Narrative)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 09, 2017 USD ($) shares	Jun. 06, 2016 USD ($) TradingDays $ / shares	Aug. 01, 2016 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of common stock shares issued for conversion of debt | shares			12,146,820
Derivative liabilities for shortfall of shares									$ 14,915,419
Gain on extinguishment of debt					$ (6,870)		$ 15,866,197	15,918,867	837,369
Derivative liabilities									$ 23,231,938	$ 3,794,153
Convertible Notes, Warrant Liabilities, Shortfall Shares Liabilities and Liquidated Damages [Member]
Derivative liabilities								$ 90,200,000
Convertible Notes [Member]
Debt instrument principal amount	$ 220,002
Original issue discount percentage	8.00%
Senior Convertible Notes [Member]
Debt instrument principal amount	$ 868,897
Debt maturity date	Sep. 16, 2016
Original issue discount percentage	5.00%
Notes interest rate percentage	10.00%
Junior Convertible Notes [Member]
Debt instrument principal amount	$ 175,000
Debt maturity date	Dec. 05, 2016
Original issue discount percentage	20.00%
Senior Warrants [Member]
Debt convertible into warrant, shares | shares	97,423,579
Senior Warrants [Member] | Series B Convertible Preferred Stock [Member]
Number of common stock shares issued for conversion of debt | shares	845,631
Securities Purchase Agreement [Member] | Institutional Investor [Member] | Junior Secured Convertible Notes [Member]
Debt original amount		$ 375,000
Percentage of original issuance of debt		20.00%
Debt instrument principal amount		$ 125,000
Debt default interest rate		24.00%
Debt maturity date		Dec. 05, 2016
Debt conversion price per share | $ / shares		$ 18.00
Debt convertible into common stock lowest closing price rate		60.00%
Debt trading days | TradingDays		20
Percentage of beneficially own in excess of number of common stock shares outstanding		4.99%
Subscription Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt conversion price per share | $ / shares								$ 0.0252
Number of common stock shares issued for conversion of debt | shares								108,747,774
Number of warrant to purchase shares of common stock | shares								268,788,732